FAIR VALUE MEASUREMENT - Fair value measured on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1 | Listed equity securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	¥ 159,148
Fair Value, Recurring | Short-term investments in time deposits
FAIR VALUE MEASUREMENT
Assets measured at fair value	7,095,686	¥ 6,855,886
Fair Value, Recurring | Short-term investments in investment products
FAIR VALUE MEASUREMENT
Assets measured at fair value	550,000	10,000
Fair Value, Recurring | Listed equity securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	159,148
Fair Value, Recurring | Available-for-sale debt securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	448,776	448,776
Fair Value, Recurring | Convertible senior notes
FAIR VALUE MEASUREMENT
Assets measured at fair value		1,725,182
Fair Value, Recurring | Level 1 | Short-term investments in time deposits
FAIR VALUE MEASUREMENT
Assets measured at fair value	7,095,686	6,855,886
Fair Value, Recurring | Level 1 | Listed equity securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	159,148
Fair Value, Recurring | Level 1 | Convertible senior notes
FAIR VALUE MEASUREMENT
Assets measured at fair value		1,725,182
Fair Value, Recurring | Level 2 | Short-term investments in investment products
FAIR VALUE MEASUREMENT
Assets measured at fair value	550,000	10,000
Fair Value, Recurring | Level 3 | Available-for-sale debt securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	¥ 448,776	¥ 448,776